Concentration Risks (Tables)	12 Months Ended
Mar. 31, 2026
Concentration Risks [Abstract]
Schedule of Major Distributors

Major distributors that make up 10% or more of revenue are as below:

	2026	2025		2024
Customer A	$1,410,707	$	*	$2,581,838
Customer B	*		*	2,002,134
Customer C	*		2,343,203	-
Customer D	1,619,061
Total revenue	$13,433,507		$20,313,818	$16,688,364

*	The revenue of this customer is not over 10% of total revenue of the Company.

Major suppliers that make up 10% or more of purchases are as below:

	2026	2025	2024
Supplier A	$3,312,503	$2,455,561	$2,794,019
Supplier B	*	2,234,603	*
Supplier C	*	2,021,643	*
Supplier D	1,635,448	*	*
Total purchase	$12,047,198	$17,898,659	$13,129,699

*	The purchase from this supplier is not over 10% of total purchase of the Company.